Deposits (Schedule of Maturities of Time Deposits) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Time Deposits $100,000 or More [Member]
2013	$ 11,426
2014	8,034
2015	8,983
2016	2,316
2017	1,080
Later	1,168
Time Deposits, $100,000 or More	33,007
Time Deposits Less Than $100,000 [Member]
2013	58,751
2014	27,729
2015	28,886
2016	11,088
2017	5,754
Later	3,487
Time Deposits, Other	135,695
Certificates of Deposit [Member]
2013	70,177
2014	35,763
2015	37,869
2016	13,404
2017	6,834
Later	4,655
Total CD's	$ 168,702